AB Fixed Income Taxable Portfolio [Member] Performance Management - AB Fixed-Income Taxable Portfolio - Intermediate Duration Portfolio	Mar. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
•	how the Portfolio’s performance changed from year to year over ten years; and
•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information for the Portfolio at www.bernstein.com (at the bottom of the page, click on “Investments”, then “Mutual Fund Performance at a Glance”).
The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	how the Portfolio’s performance changed from year to year over ten years; andhow the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Bar Chart Narrative [Text Block]
The annual returns in the bar chart are for the Portfolio’s Class Z shares. Prior to the Class Z shares inception date of July 23, 2019, the returns for the Class Z shares are based on the returns of the Portfolio’s Core Bond Class shares, adjusted to reflect the net expense differences between the Core Bond Class and Class Z shares. Through September 30, 2025, the year‑to‑date unannualized return for Class Z shares was 6.07%.

Bar Chart [Heading]	Bar Chart
Bar Chart Closing [Text Block]	Calendar Year End (%) During the period shown in the bar chart, the Portfolio’s: Best Quarter was up 7.11%, 4th quarter, 2023; and Worst Quarter was down -6.28%, 1st quarter, 2022.
Performance Table Heading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Narrative
After‑tax returns are an estimate, which is based on the highest historical individual federal marginal income‑tax rates, and do not reflect the impact of state and local taxes; actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After‑tax returns are an estimate, which is based on the highest historical individual federal marginal income‑tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.bernstein.com
Class Z
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year‑to‑date
Bar Chart, Year to Date Return	6.07%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.11%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.28%)
Lowest Quarterly Return, Date	Mar. 31, 2022